Risk and Capital Management - Schedule of Breakdown of Indicators of Credit Quality (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 1,083,798	R$ 1,025,493
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Companies
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 655,693	R$ 599,898
Foreign loans - Latin America | Residents abroad
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 310,745	R$ 300,541
Stage 1
Disclosure of financial assets [line items]
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 2
Disclosure of financial assets [line items]
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 3
Disclosure of financial assets [line items]
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Loan operations
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 1,083,798	R$ 1,025,493
Percentage of loan operations and lease operations portfolio	60.20%	62.20%
Loan operations | Companies
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 380,288	R$ 357,633
Loan operations | Foreign loans - Latin America | Residents abroad
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	230,284	222,286
Financial guarantees
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 134,105	R$ 123,915
Percentage of loan operations and lease operations portfolio	7.50%	7.50%
Financial guarantees | Companies
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 108,508	R$ 98,568
Financial guarantees | Foreign loans - Latin America | Residents abroad
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	24,694	24,529
Credit commitments
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 581,764	R$ 499,814
Percentage of loan operations and lease operations portfolio	32.30%	30.30%
Credit commitments | Companies
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 166,897	R$ 143,697
Credit commitments | Foreign loans - Latin America | Residents abroad
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	55,767	53,726
Total assets
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 1,799,667	R$ 1,649,222
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 1 | Stage 1
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 1,687,452	R$ 1,479,306
Stage 1 | Stage 1 | Companies
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	629,904	569,199
Stage 1 | Stage 1 | Foreign loans - Latin America | Residents abroad
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	289,953	271,145
Stage 1 | Loan operations | Stage 1
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 981,017	R$ 876,653
Percentage of loan operations and lease operations portfolio	58.10%	59.30%
Stage 1 | Loan operations | Stage 1 | Companies
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 359,265	R$ 332,440
Stage 1 | Loan operations | Stage 1 | Foreign loans - Latin America | Residents abroad
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	210,945	196,464
Stage 1 | Financial guarantees | Stage 1
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 129,948	R$ 119,345
Percentage of loan operations and lease operations portfolio	7.70%	8.00%
Stage 1 | Financial guarantees | Stage 1 | Companies
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 104,710	R$ 94,564
Stage 1 | Financial guarantees | Stage 1 | Foreign loans - Latin America | Residents abroad
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	24,336	23,965
Stage 1 | Credit commitments | Stage 1
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 576,487	R$ 483,308
Percentage of loan operations and lease operations portfolio	34.20%	32.70%
Stage 1 | Credit commitments | Stage 1 | Companies
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 165,929	R$ 142,195
Stage 1 | Credit commitments | Stage 1 | Foreign loans - Latin America | Residents abroad
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	54,672	50,716
Stage 2 | Stage 2
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	60,574	111,267
Stage 2 | Stage 2 | Companies
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	10,789	15,451
Stage 2 | Stage 2 | Foreign loans - Latin America | Residents abroad
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	11,714	17,400
Stage 2 | Loan operations | Stage 2
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 54,944	R$ 93,709
Percentage of loan operations and lease operations portfolio	90.70%	84.20%
Stage 2 | Loan operations | Stage 2 | Companies
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 9,746	R$ 13,237
Stage 2 | Loan operations | Stage 2 | Foreign loans - Latin America | Residents abroad
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	10,329	14,004
Stage 2 | Financial guarantees | Stage 2
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 573	R$ 1,495
Percentage of loan operations and lease operations portfolio	1.00%	1.40%
Stage 2 | Financial guarantees | Stage 2 | Companies
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 257	R$ 959
Stage 2 | Financial guarantees | Stage 2 | Foreign loans - Latin America | Residents abroad
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	315	534
Stage 2 | Credit commitments | Stage 2
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 5,057	R$ 16,063
Percentage of loan operations and lease operations portfolio	8.30%	14.40%
Stage 2 | Credit commitments | Stage 2 | Companies
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 786	R$ 1,255
Stage 2 | Credit commitments | Stage 2 | Foreign loans - Latin America | Residents abroad
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	1,070	2,862
Stage 3 | Stage 3
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	51,641	58,649
Stage 3 | Stage 3 | Companies
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	15,000	15,248
Stage 3 | Stage 3 | Foreign loans - Latin America | Residents abroad
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	9,078	11,996
Stage 3 | Loan operations | Stage 3
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 47,837	R$ 55,131
Percentage of loan operations and lease operations portfolio	92.60%	94.00%
Stage 3 | Loan operations | Stage 3 | Companies
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 11,277	R$ 11,956
Stage 3 | Loan operations | Stage 3 | Foreign loans - Latin America | Residents abroad
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	9,010	11,818
Stage 3 | Financial guarantees | Stage 3
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 3,584	R$ 3,075
Percentage of loan operations and lease operations portfolio	7.00%	5.20%
Stage 3 | Financial guarantees | Stage 3 | Companies
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 3,541	R$ 3,045
Stage 3 | Financial guarantees | Stage 3 | Foreign loans - Latin America | Residents abroad
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	43	30
Stage 3 | Credit commitments | Stage 3
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 220	R$ 443
Percentage of loan operations and lease operations portfolio	0.40%	0.80%
Stage 3 | Credit commitments | Stage 3 | Companies
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 182	R$ 247
Stage 3 | Credit commitments | Stage 3 | Foreign loans - Latin America | Residents abroad
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	25	148
Individuals
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	833,229	748,783
Individuals | Loan operations
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	473,226	445,574
Individuals | Financial guarantees
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	903	818
Individuals | Credit commitments
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	359,100	302,391
Individuals | Stage 1 | Stage 1
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	767,595	638,962
Individuals | Stage 1 | Loan operations | Stage 1
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	410,807	347,749
Individuals | Stage 1 | Financial guarantees | Stage 1
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	902	816
Individuals | Stage 1 | Credit commitments | Stage 1
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	355,886	290,397
Individuals | Stage 2 | Stage 2
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	38,071	78,416
Individuals | Stage 2 | Loan operations | Stage 2
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	34,869	66,468
Individuals | Stage 2 | Financial guarantees | Stage 2
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	1	2
Individuals | Stage 2 | Credit commitments
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	3,201	11,946
Individuals | Stage 3 | Stage 3
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	27,563	31,405
Individuals | Stage 3 | Loan operations | Stage 3
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	27,550	31,357
Individuals | Stage 3 | Financial guarantees | Stage 3
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	0	0
Individuals | Stage 3 | Credit commitments
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio		R$ 48
Individuals | Stage 3 | Credit commitments | Stage 3
Disclosure of financial assets [line items]
Loan operations and lease operations portfolio	R$ 13